Organization and Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 01, 2023 USD ($) $ / shares shares	Feb. 09, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Country $ / shares shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) Country $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Country $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Organization and Description of Business [Line Items]
Number of countries, currently markets the program | Country			50						50		50
Exchange ratio		0.978
Common stock, par value | $ / shares			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Gains (losses) from foreign currency translation adjustment			$ 300			$ 400			$ 300	$ 900		$ 400
Net losses			21,630	$ 21,996	$ 17,801	$ 13,572	$ 5,405	$ 6,419	61,427	25,396	$ 37,744	12,386
Cash outflows from operating activities									43,111	$ 31,255	46,981	14,329
Accumulated deficit			$ 193,619						$ 193,619		$ 132,192	$ 94,448
Transaction costs	$ 22,700
Preferred stock shares outstanding | shares			0						0		0
New Allurion
Organization and Description of Business [Line Items]
Common stock, par value | $ / shares											$ 0.0001
Maximum
Organization and Description of Business [Line Items]
Gains (losses) from foreign currency translation adjustment											$ 700
Business Combination Agreement | Subsequent Event
Organization and Description of Business [Line Items]
Proceeds from sale of restricted investments		$ 38,400
Preferred stock shares outstanding | shares		0
Business Combination Agreement | Subsequent Event | Retroactive application of Recapitalization
Organization and Description of Business [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Revenue Interest Financing Agreement [Member] | New Allurion
Organization and Description of Business [Line Items]
Debt instrument, face amount		$ 40,000
Revenue Interest Financing Agreement [Member] | Subsequent Event | New Allurion
Organization and Description of Business [Line Items]
Debt instrument, face amount		40,000
Revenue Interest Financing Agreement [Member] | Subsequent Event | New Allurion | 2021 Term Loan
Organization and Description of Business [Line Items]
Debt instrument, face amount		$ 60,000
PIPE Subscription Agreements
Organization and Description of Business [Line Items]
Purchase price per share | $ / shares	$ 7.04
Business combination, consideration transferred	$ 37,900
Aggregate purchase of shares | shares	5,386,695
PIPE Subscription Agreements | Subsequent Event
Organization and Description of Business [Line Items]
Purchase price per share | $ / shares		$ 37,900,000
Aggregate purchase of shares | shares		5,386,695
PIPE Subscription Agreements | Business Combination Agreement | Subsequent Event
Organization and Description of Business [Line Items]
Business combination, consideration transferred		$ 62,100
Transaction costs		$ 14,200
Common Stock | Business Combination Agreement
Organization and Description of Business [Line Items]
Exchange ratio	0.978
Common stock, par value | $ / shares											$ 0.0001